Current Liabilities - Convertible Note - Summary of Fair Value of Convertible Notes (Detail)	Jun. 30, 2025 AUD ($)
Note - Liability [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at issuance	$ 4,419,531
Fair value movements	6,274,757
Conversion to ordinary shares	(9,589,410)
Fair value of convertible notes	1,104,878
Conversion Feature - Equity [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at issuance	41,431,774
Conversion to ordinary shares	(38,842,288)
Fair value of convertible notes	$ 2,589,486